UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02890

Fidelity Phillips Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Government Cash Reserves

Semi-Annual Report

May 31, 2021

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 5/31/21
1 - 7	62.0
8 - 30	11.3
31 - 60	8.7
61 - 90	5.4
91 - 180	10.9
> 180	1.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2021
Variable Rate Demand Notes (VRDNs)	0.2%
U.S. Treasury Debt	33.5%
U.S. Government Agency Debt	18.4%
Repurchase Agreements	47.2%
Net Other Assets (Liabilities)	0.7%

Current 7-Day Yield

5/31/21
Fidelity® Government Cash Reserves	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2021, the most recent period shown in the table, would have been -0.27%.

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 33.5%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 33.5%
U.S. Treasury Bills
6/1/21 to 5/19/22	0.01 to 0.12%	$50,492,382	$50,488,281
U.S. Treasury Bonds
8/15/21 to 11/15/21	0.05 to 0.11	185,530	191,292
U.S. Treasury Notes
6/15/21 to 1/31/23	0.02 to 0.32 (b)	17,794,449	17,862,662
TOTAL U.S. TREASURY DEBT
(Cost $68,542,235)			68,542,235

Variable Rate Demand Note - 0.2%
California - 0.0%
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, 0.04% 6/4/21, LOC Freddie Mac, VRDN
6/4/21	0.04 (b)(c)	10,600	10,600
Florida - 0.0%
FNMA Florida Hsg. Fin. Corp. Rev. (Valencia Village Apts. Proj.) Series G, 0.08% 6/4/21, LOC Fannie Mae, VRDN
6/4/21	0.08 (b)(c)	7,900	7,900
New York - 0.2%
FHLMC New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Linden Plaza Proj.) Series 2008 A, 0.08% 6/4/21, LOC Freddie Mac, VRDN
6/4/21	0.08 (b)(c)	31,550	31,550
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, 0.04% 6/4/21, LOC Freddie Mac, VRDN
6/4/21	0.04 (b)(c)	34,955	34,955
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2006 A, 0.04% 6/4/21, LOC Freddie Mac, VRDN
6/4/21	0.04 (b)(c)	28,000	28,000
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, 0.04% 6/4/21, LOC Freddie Mac, VRDN
6/4/21	0.04 (b)(c)	17,400	17,400
FHLMC New York Hsg. Fin. Agcy. Rev. (Saville Hsg. Proj.) Series 2002 A, 0.03% 6/4/21, LOC Freddie Mac, VRDN
6/4/21	0.03 (b)(c)	30,400	30,400
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (155 West 21st Street Dev. Proj.) Series 2007 A, 0.04% 6/4/21, LOC Fannie Mae, VRDN
6/4/21	0.04 (b)(c)	13,500	13,500
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (255 West 9th Street Proj.) Series 2001 A, 0.03% 6/4/21, LOC Fannie Mae, VRDN
6/4/21	0.03 (b)(c)	20,500	20,500
FNMA New York Hsg. Fin. Agcy. Rev. (316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.04% 6/4/21, LOC Fannie Mae, VRDN
6/4/21	0.04 (b)(c)	16,600	16,600
FNMA New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.08% 6/4/21, LOC Fannie Mae, VRDN
6/4/21	0.08 (b)(c)	49,300	49,300
FNMA New York Hsg. Fin. Agcy. Rev. (Taconic West 17th St. Proj.) Series 2009 A, 0.03% 6/4/21, LOC Fannie Mae, VRDN
6/4/21	0.03 (b)	10,000	10,000
FNMA New York Hsg. Fin. Agcy. Rev. (Tribeca Park Proj.) Series 1997 A, 0.04% 6/4/21, LOC Fannie Mae, VRDN
6/4/21	0.04 (b)(c)	11,700	11,700
FNMA New York Hsg. Fin. Agcy. Rev. (West 23rd Street Hsg. Proj.) Series 2001 A, 0.05% 6/4/21, LOC Fannie Mae, VRDN
6/4/21	0.05 (b)(c)	7,000	7,000
FNMA New York Hsg. Fin. Agcy. Rev. Series 1997 A, 0.04% 6/4/21, LOC Fannie Mae, VRDN
6/4/21	0.04 (b)(c)	10,500	10,500
FNMA New York Hsg. Fin. Agcy. Rev. Series 2008 A, 0.07% 6/4/21, LOC Fannie Mae, VRDN
6/4/21	0.07 (b)(c)	15,400	15,400
FNMA New York Hsg. Fin. Agcy. Rev. Series 2009 A, 0.05% 6/4/21, LOC Fannie Mae, VRDN
6/4/21	0.05 (b)	10,000	10,000
			306,805
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $325,305)			325,305

U.S. Government Agency Debt - 18.4%
Federal Agencies - 18.4%
Fannie Mae
6/4/21 to 7/29/22	0.09 to 0.36 (b)(d)	9,281,200	9,281,243
Federal Farm Credit Bank
6/1/21 to 3/25/22	0.01 to 0.12 (b)	1,201,310	1,201,491
Federal Home Loan Bank
6/2/21 to 12/15/22	0.01 to 0.15 (b)	22,820,501	22,821,456
Freddie Mac
6/24/21 to 8/18/22	0.10 to 0.32 (b)	4,416,800	4,416,852
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $37,721,042)			37,721,042

U.S. Government Agency Repurchase Agreement - 14.6%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.01% dated 5/28/21 due 6/1/21 (Collateralized by U.S. Government Obligations) #	$18,128,817	$18,128,799
0.01% dated 5/28/21 due 6/1/21 (Collateralized by U.S. Government Obligations) #	25,348	25,348
With:
ABN AMRO Bank NV at 0.02%, dated 5/28/21 due 6/1/21 (Collateralized by U.S. Government Obligations valued at $547,784,354, 0.38% - 5.57%, 9/30/22 - 3/20/51)	537,001	537,000
Barclays Bank PLC at 0.01%, dated:
5/25/21 due 6/1/21 (Collateralized by U.S. Government Obligations valued at $363,120,706, 3.00% - 4.50%, 10/20/43 - 5/20/50)	356,001	356,000
5/26/21 due 6/2/21 (Collateralized by U.S. Government Obligations valued at $253,980,424, 2.00% - 3.00%, 7/20/46 - 1/20/51)	249,000	249,000
5/28/21 due 6/4/21 (Collateralized by U.S. Government Obligations valued at $272,340,303, 1.50% - 4.00%, 6/20/47 - 4/20/51)	267,001	267,000
BMO Harris Bank NA at:
0.02%, dated 5/3/21 due 6/3/21 (Collateralized by U.S. Government Obligations valued at $181,562,925, 1.48% - 4.50%, 11/1/30 - 6/1/51)	178,003	178,000
0.03%, dated 5/7/21 due 6/4/21 (Collateralized by U.S. Government Obligations valued at $72,421,509, 1.35% - 3.00%, 11/1/30 - 6/1/51)	71,004	71,000
0.05%, dated 4/12/21 due 6/4/21 (Collateralized by U.S. Government Obligations valued at $91,806,375, 1.35% - 3.50%, 11/1/30 - 3/20/51)	90,011	90,000
CIBC Bank U.S.A. at 0.08%, dated 4/29/21 due 7/28/21 (Collateralized by U.S. Government Obligations valued at $72,637,660, 0.13% - 7.01%, 4/30/22 - 6/20/66)	71,014	71,000
Citibank NA at 0.01%, dated 5/25/21 due 6/1/21
(Collateralized by U.S. Treasury Obligations valued at $545,605,185, 0.00% - 8.88%, 6/11/21 - 5/1/51)	534,001	534,000
(Collateralized by U.S. Government Obligations valued at $90,999,111, 0.00% - 8.50%, 6/11/21 - 9/15/65)	89,000	89,000
Citigroup Global Capital Markets, Inc. at 0.01%, dated 5/25/21 due 6/1/21 (Collateralized by U.S. Government Obligations valued at $363,120,749, 0.13% - 5.00%, 10/15/24 - 9/1/50)	356,001	356,000
Deutsche Bank AG, New York at 0.01%, dated 5/28/21 due 6/1/21 (Collateralized by U.S. Government Obligations valued at $181,505,951, 0.07% - 6.50%, 7/31/22 - 9/15/28)	177,000	177,000
Deutsche Bank Securities, Inc. at 0.01%, dated 5/28/21 due 6/1/21 (Collateralized by U.S. Government Obligations valued at $545,599,145, 0.00% - 5.00%, 8/5/21 - 1/15/56)	533,000	533,000
Goldman Sachs & Co. at 0.01%, dated:
5/27/21 due 6/3/21 (Collateralized by U.S. Government Obligations valued at $1,454,522,020, 1.50% - 7.50%, 3/1/23 - 4/15/61)	1,426,003	1,426,000
5/28/21 due 6/1/21 (Collateralized by U.S. Government Obligations valued at $77,520,086, 2.00% - 5.50%, 12/1/23 - 5/1/51)	76,000	76,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.03%, dated:
5/11/21 due 7/12/21 (Collateralized by U.S. Government Obligations valued at $181,563,177, 2.00% - 5.75%, 3/1/27 - 5/1/51)	178,009	178,000
5/17/21 due 7/16/21 (Collateralized by U.S. Government Obligations valued at $238,682,984, 2.00% - 5.00%, 8/1/27 - 6/1/51)	234,012	234,000
5/18/21 due 7/19/21 (Collateralized by U.S. Government Obligations valued at $273,363,189, 1.50% - 5.96%, 6/1/22 - 6/1/51)	268,014	268,000
0.04%, dated 5/4/21 due 7/2/21 (Collateralized by U.S. Government Obligations valued at $365,171,361, 1.75% - 6.15%, 12/1/21 - 6/1/51)	358,023	358,000
Morgan Stanley & Co., LLC at 0.01%, dated 5/28/21 due 6/1/21 (Collateralized by U.S. Government Obligations valued at $626,281,139, 1.50% - 8.00%, 3/1/23 - 2/1/57)	614,001	614,000
Nomura Securities International, Inc. at 0.01%, dated 5/26/21 due 6/2/21 (Collateralized by U.S. Government Obligations valued at $471,240,839, 0.00% - 5.50%, 10/5/22 - 7/20/69)	462,001	462,000
RBC Dominion Securities at 0.06%, dated 3/22/21 due 6/4/21 (Collateralized by U.S. Government Obligations valued at $369,288,481, 2.00% - 4.50%, 9/20/41 - 4/1/51)	362,112	362,000
RBC Financial Group at:
0.03%, dated:
3/18/21 due 6/4/21 (Collateralized by U.S. Government Obligations valued at $925,853,894, 1.00% - 7.25%, 12/15/23 - 7/1/56)	905,069	905,000
3/19/21 due 6/4/21 (Collateralized by U.S. Government Obligations valued at $923,156,925, 1.00% - 6.50%, 10/1/27 - 1/1/58)	905,072	905,000
3/22/21 due 6/4/21 (Collateralized by U.S. Government Obligations valued at $943,636,521, 1.50% - 6.50%, 12/15/23 - 8/1/59)	925,071	925,000
3/23/21 due 6/4/21 (Collateralized by U.S. Government Obligations valued at $198,911,603, 1.50% - 5.00%, 1/1/27 - 5/1/58)	195,015	195,000
0.08%, dated 2/9/21 due 6/4/21 (Collateralized by U.S. Government Obligations valued at $185,359,188, 1.00% - 6.00%, 1/25/29 - 8/1/59)	181,072	181,000
Sumitomo Mitsui Trust Bank Ltd. at:
0.11%, dated 4/1/21 due 6/4/21 (Collateralized by U.S. Government Obligations valued at $25,572,022, 0.38% - 3.50%, 1/31/22 - 1/20/42)	25,007	25,000
0.12%, dated:
3/16/21 due 6/4/21 (Collateralized by U.S. Government Obligations valued at $113,539,329, 0.38% - 3.50%, 3/31/22 - 7/1/47)	111,282	111,243
3/22/21 due 6/4/21 (Collateralized by U.S. Government Obligations valued at $179,474,941, 0.38% - 4.00%, 3/31/22 - 7/1/49)	175,967	175,900
3/29/21 due 6/4/21 (Collateralized by U.S. Government Obligations valued at $188,271,504, 0.38% - 3.50%, 3/31/22 - 8/1/49)	184,572	184,495
TD Securities (U.S.A.) at 0.01%, dated 5/28/21 due 6/1/21 (Collateralized by U.S. Government Obligations valued at $626,280,696, 2.00% - 3.50%, 5/1/36 - 5/1/51)	614,001	614,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $29,861,785)		29,861,785

U.S. Treasury Repurchase Agreement - 32.6%
With:
ABN AMRO Bank NV at 0.01%, dated 5/28/21 due 6/1/21 (Collateralized by U.S. Treasury Obligations valued at $401,583,718, 1.50% - 3.00%, 9/30/22 - 8/15/49)	393,000	393,000
Barclays Bank PLC at 0.01%, dated 5/28/21 due 6/1/21 (Collateralized by U.S. Treasury Obligations valued at $1,440,495,681, 0.13% - 4.38%, 3/31/22 - 8/15/50)	1,409,002	1,409,000
BNP Paribas, SA at:
0.01%, dated:
5/17/21 due 6/1/21 (Collateralized by U.S. Treasury Obligations valued at $1,356,915,017, 0.00% - 8.00%, 6/15/21 - 11/15/50)	1,329,006	1,329,000
5/25/21 due 6/4/21 (Collateralized by U.S. Treasury Obligations valued at $900,996,677, 0.00% - 7.25%, 7/15/21 - 11/15/50)	883,005	883,000
0.02%, dated:
5/3/21 due 6/3/21 (Collateralized by U.S. Treasury Obligations valued at $2,052,686,235, 0.06% - 6.50%, 10/31/21 - 2/15/50)	2,005,035	2,005,000
5/4/21 due 6/4/21 (Collateralized by U.S. Treasury Obligations valued at $494,158,363, 0.06% - 6.50%, 10/31/21 - 11/15/50)	484,008	484,000
5/5/21 due 6/4/21 (Collateralized by U.S. Treasury Obligations valued at $742,571,160, 0.07% - 7.25%, 10/31/21 - 11/15/50)	728,013	728,000
5/6/21 due 6/4/21 (Collateralized by U.S. Treasury Obligations valued at $1,655,785,115, 0.00% - 8.00%, 7/15/21 - 2/15/50)	1,620,030	1,620,000
5/10/21 due 6/4/21 (Collateralized by U.S. Treasury Obligations valued at $1,708,657,884, 0.06% - 7.25%, 8/15/21 - 8/15/46)	1,674,028	1,674,000
CIBC Bank U.S.A. at:
0.01%, dated:
5/4/21 due 6/4/21 (Collateralized by U.S. Treasury Obligations valued at $165,307,009, 0.13% - 4.63%, 4/30/22 - 11/15/49)	162,001	162,000
5/27/21 due 6/4/21 (Collateralized by U.S. Treasury Obligations valued at $229,500,377, 0.25% - 1.50%, 1/15/23 - 8/15/30)	225,002	225,000
0.02%, dated 5/25/21 due 6/4/21 (Collateralized by U.S. Treasury Obligations valued at $328,927,656, 0.13% - 4.63%, 8/31/22 - 8/15/46)	322,008	322,000
Citigroup Global Capital Markets, Inc. at 0.01%, dated 5/24/21 due 6/4/21 (Collateralized by U.S. Treasury Obligations valued at $487,176,853, 1.63% - 3.38%, 2/15/26 - 11/15/49)	473,003	473,000
Commerz Markets LLC at 0.01%, dated:
5/25/21 due 6/1/21 (Collateralized by U.S. Treasury Obligations valued at $880,465,729, 0.07% - 6.75%, 7/31/22 - 5/15/30)	863,202	863,200
5/26/21 due 6/2/21 (Collateralized by U.S. Treasury Obligations valued at $660,014,439, 0.07% - 6.75%, 7/15/22 - 5/15/51)	647,001	647,000
5/27/21 due 6/3/21 (Collateralized by U.S. Treasury Obligations valued at $330,356,713, 0.07% - 6.75%, 1/31/22 - 11/15/48)	323,821	323,820
5/28/21 due 6/1/21 (Collateralized by U.S. Treasury Obligations valued at $1,703,203,831, 0.07% - 6.75%, 1/31/22 - 11/15/46)	1,667,002	1,667,000
Credit AG at 0.01%, dated:
5/26/21 due 6/2/21 (Collateralized by U.S. Treasury Obligations valued at $495,371,359, 2.25% - 8.13%, 8/15/21 - 5/15/51)	482,000	482,000
5/27/21 due:
6/2/21 (Collateralized by U.S. Treasury Obligations valued at $330,630,339, 2.38% - 3.13%, 5/15/48 - 11/15/49)	321,000	321,000
6/4/21 (Collateralized by U.S. Treasury Obligations valued at $331,660,498, 2.38% - 3.13%, 11/15/41 - 11/15/49)	322,003	322,000
5/28/21 due 6/3/21 (Collateralized by U.S. Treasury Obligations valued at $331,660,205, 1.25% - 3.13%, 11/15/41 - 5/15/50)	322,000	322,000
6/1/21 due 6/4/21 (Collateralized by U.S. Treasury Obligations)(e)	641,000	641,000
Deutsche Bank AG, New York at 0.01%, dated 5/28/21 due 6/1/21
(Collateralized by U.S. Treasury Obligations valued at $326,400,182, 0.38% - 2.88%, 7/31/21 - 4/30/25)	320,000	320,000
(Collateralized by U.S. Treasury Obligations valued at $822,424,194, 1.13% - 4.38%, 2/15/38 - 8/15/50)	802,000	802,000
DNB Bank ASA at 0.01%, dated 5/28/21 due 6/1/21 (Collateralized by U.S. Treasury Obligations valued at $262,140,295, 2.38% - 2.88%, 3/31/25 - 5/15/29)	257,000	257,000
Federal Reserve Bank of New York at 0%, dated 5/28/21 due 6/1/21 (Collateralized by U.S. Treasury Obligations valued at $35,892,000,073, 0.50% - 3.75%, 8/31/23 - 5/15/50)	35,892,000	35,892,000
Fixed Income Clearing Corp. - BNYM at 0.01%, dated 5/28/21 due 6/1/21 (Collateralized by U.S. Treasury Obligations valued at $573,240,006, 0.13% - 1.13%, 5/31/22 - 2/28/25)	562,000	562,000
ING Financial Markets LLC at 0.01%, dated 5/28/21 due 6/1/21 (Collateralized by U.S. Treasury Obligations valued at $491,146,599, 2.13% - 2.50%, 12/31/22 - 5/15/27)	481,000	481,000
J.P. Morgan Securities, LLC at:
0.01%, dated:
5/24/21 due 6/1/21 (Collateralized by U.S. Treasury Obligations valued at $402,901,530, 2.50%, 3/31/23)	395,001	395,000
5/28/21 due 6/4/21 (Collateralized by U.S. Treasury Obligations valued at $562,020,674, 0.13% - 1.50%, 10/31/21 - 4/30/22)	551,001	551,000
0.03%, dated 5/26/21 due 6/1/21 (Collateralized by U.S. Treasury Obligations valued at $96,900,412, 1.88% - 7.25%, 7/31/22 - 10/31/22)	95,000	95,000
Lloyds Bank Corp. Markets PLC at:
0.05%, dated 3/26/21 due 6/28/21 (Collateralized by U.S. Treasury Obligations valued at $167,331,853, 1.13% - 2.75%, 4/30/25 - 2/15/31)	164,021	164,000
0.06%, dated 4/12/21 due 7/12/21 (Collateralized by U.S. Treasury Obligations valued at $166,314,725, 0.13% - 2.75%, 7/31/22 - 4/30/25)	163,025	163,000
0.09%, dated:
3/3/21 due 6/3/21 (Collateralized by U.S. Treasury Obligations valued at $132,649,161, 0.25% - 2.75%, 11/15/23 - 4/30/25)	130,030	130,000
3/10/21 due 6/10/21 (Collateralized by U.S. Treasury Obligations valued at $83,672,937, 2.75% - 2.88%, 10/31/23 - 4/30/25)	82,019	82,000
3/11/21 due 6/11/21 (Collateralized by U.S. Treasury Obligations valued at $134,351,469, 0.88% - 2.75%, 4/30/25 - 11/15/30)	131,030	131,000
Lloyds Bank PLC at:
0.04%, dated:
5/18/21 due 8/18/21 (Collateralized by U.S. Treasury Obligations valued at $166,337,292, 0.13%, 10/15/23)	163,017	163,000
5/19/21 due 7/20/21 (Collateralized by U.S. Treasury Obligations valued at $315,092,676, 1.63% - 2.75%, 2/28/25 - 2/15/26)	309,021	309,000
0.05%, dated:
4/19/21 due 7/19/21 (Collateralized by U.S. Treasury Obligations valued at $166,305,888, 1.50% - 2.75%, 11/15/23 - 11/30/24)	163,021	163,000
4/26/21 due:
7/26/21 (Collateralized by U.S. Treasury Obligations valued at $166,303,363, 1.50% - 2.75%, 11/15/23 - 11/30/24)	163,021	163,000
7/27/21 (Collateralized by U.S. Treasury Obligations valued at $98,937,625, 1.50% - 1.63%, 11/15/22 - 11/30/24)	97,012	97,000
4/28/21 due 7/28/21 (Collateralized by U.S. Treasury Obligations valued at $165,314,187, 6.00%, 2/15/26)	162,020	162,000
5/10/21 due 8/10/21 (Collateralized by U.S. Treasury Obligations valued at $165,215,416, 1.50% - 2.88%, 11/30/24 - 11/30/25)	162,021	162,000
5/12/21 due 8/12/21 (Collateralized by U.S. Treasury Obligations valued at $165,301,679, 0.13% - 1.50%, 10/15/23 - 11/30/24)	162,021	162,000
0.06%, dated:
3/30/21 due 6/29/21 (Collateralized by U.S. Treasury Obligations valued at $166,302,076, 1.50% - 1.88%, 2/28/22 - 11/30/24)	163,025	163,000
3/31/21 due:
7/1/21 (Collateralized by U.S. Treasury Obligations valued at $116,273,413, 1.50% - 2.63%, 7/15/21 - 11/30/24)	114,017	114,000
7/2/21 (Collateralized by U.S. Treasury Obligations valued at $116,256,323, 3.00%, 9/30/25)	114,018	114,000
Mizuho Bank, Ltd. at 0.01%, dated 5/28/21 due 6/1/21 (Collateralized by U.S. Treasury Obligations valued at $503,019,246, 2.38%, 5/15/29)	493,001	493,000
MUFG Securities EMEA PLC at 0.01%, dated 5/28/21 due:
6/1/21 (Collateralized by U.S. Treasury Obligations valued at $2,210,180,549, 0.13% - 3.13%, 12/31/21 - 8/15/50)	2,165,002	2,165,000
6/4/21 (Collateralized by U.S. Treasury Obligations valued at $905,536,624, 0.13% - 3.13%, 2/15/22 - 5/15/48)	888,003	888,000
Natixis SA at 0.01%, dated:
5/24/21 due 6/4/21 (Collateralized by U.S. Treasury Obligations valued at $819,629,307, 0.00% - 7.63%, 6/10/21 - 11/15/49)	803,005	803,000
5/28/21 due 6/1/21 (Collateralized by U.S. Treasury Obligations valued at $326,400,198, 0.13% - 4.75%, 7/31/21 - 2/15/37)	320,000	320,000
Norinchukin Bank at:
0.05%, dated:
5/12/21 due 8/12/21 (Collateralized by U.S. Treasury Obligations valued at $165,243,758, 2.38%, 5/15/27)	162,021	162,000
5/18/21 due 8/18/21 (Collateralized by U.S. Treasury Obligations valued at $165,242,357, 2.38%, 5/15/27)	162,021	162,000
5/19/21 due 8/19/21 (Collateralized by U.S. Treasury Obligations valued at $132,601,770, 2.00%, 11/15/26)	130,017	130,000
5/21/21 due 8/23/21 (Collateralized by U.S. Treasury Obligations valued at $237,662,389, 1.50%, 8/15/26)	233,030	233,000
5/24/21 due 8/24/21 (Collateralized by U.S. Treasury Obligations valued at $164,220,966, 2.75%, 6/30/25)	161,021	161,000
0.06%, dated:
4/9/21 due 7/9/21 (Collateralized by U.S. Treasury Obligations valued at $275,422,561, 2.00%, 11/15/26)	270,041	270,000
4/12/21 due 7/12/21 (Collateralized by U.S. Treasury Obligations valued at $198,915,386, 6.75%, 8/15/26)	195,030	195,000
4/13/21 due 7/13/21 (Collateralized by U.S. Treasury Obligations valued at $166,272,568, 1.50%, 8/15/26)	163,025	163,000
0.09%, dated 3/3/21 due 6/3/21 (Collateralized by U.S. Treasury Obligations valued at $82,637,832, 2.38%, 5/15/27)	81,019	81,000
Royal Bank of Canada at 0.01%, dated 5/12/21 due 6/2/21 (Collateralized by U.S. Treasury Obligations valued at $82,620,511, 1.63%, 4/30/23)	81,000	81,000
SMBC Nikko Securities America, Inc. at 0.01%, dated 5/28/21 due 6/1/21 (Collateralized by U.S. Treasury Obligations valued at $785,233,501, 2.25% - 2.75%, 4/30/23 - 11/15/27)	770,001	770,000
Societe Generale at 0.01%, dated 5/27/21 due 6/3/21 (Collateralized by U.S. Treasury Obligations valued at $161,218,783, 0.00% - 8.00%, 6/3/21 - 8/15/50)	158,000	158,000
TD Securities (U.S.A.) at 0.01%, dated 5/26/21 due 6/2/21 (Collateralized by U.S. Treasury Obligations valued at $483,480,829, 1.88% - 2.50%, 3/31/22 - 2/15/27)	474,001	474,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $66,802,020)		66,802,020
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $203,252,387)		203,252,387
NET OTHER ASSETS (LIABILITIES) - 0.7%		1,363,532
NET ASSETS - 100%		$204,615,919

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$18,128,799,000 due 6/01/21 at 0.01%
BNY Mellon Capital Markets LLC	$963,506
Bank Of America, N.A.	1,109,192
Bank of America Securities, Inc.	1,371,022
Citibank NA	308,109
Citigroup Global Markets, Inc.	462,163
Credit Agricole CIB New York Branch	2,038,709
Credit Suisse AG of New York	138,586
HSBC Securities (USA), Inc.	107,838
ING Financial Markets LLC	84,527
J.P. Morgan Securities LLC	138,586
Mitsubishi UFJ Securities Holdings Ltd.	781,398
Mizuho Securities USA, Inc.	146,320
Nomura Securities International	2,091,933
RBC Dominion Securities, Inc.	1,429,665
Societe Generale	585,280
Sumitomo Mitsui Banking Corp. NY	3,951,795
Sumitomo Mitsui Banking Corp.	2,341,627
Wells Fargo Securities LLC	78,543
$18,128,799
$25,348,000 due 6/01/21 at 0.01%
Wells Fargo Securities LLC	$25,348
$25,348

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		May 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $96,663,805) — See accompanying schedule: Unaffiliated issuers (cost $203,252,387)		$203,252,387
Receivable for investments sold		1,047,195
Receivable for fund shares sold		1,887,674
Interest receivable		90,471
Prepaid expenses		36
Other receivables		3,093
Total assets		206,280,856
Liabilities
Payable for investments purchased	$641,000
Payable for fund shares redeemed	1,012,255
Distributions payable	291
Accrued management fee	7,375
Other affiliated payables	405
Other payables and accrued expenses	3,611
Total liabilities		1,664,937
Net Assets		$204,615,919
Net Assets consist of:
Paid in capital		$204,615,937
Total accumulated earnings (loss)		(18)
Net Assets		$204,615,919
Net Asset Value, offering price and redemption price per share ($204,615,919 ÷ 204,576,187 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2021 (Unaudited)
Investment Income
Interest		$104,130
Expenses
Management fee	$157,735
Transfer agent fees	181,051
Accounting fees and expenses	2,479
Custodian fees and expenses	742
Independent trustees' fees and expenses	319
Registration fees	3,405
Audit	27
Legal	187
Miscellaneous	217
Total expenses before reductions	346,162
Expense reductions	(252,519)
Total expenses after reductions		93,643
Net investment income (loss)		10,487
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8
Total net realized gain (loss)		8
Net increase in net assets resulting from operations		$10,495

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2021 (Unaudited)	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,487	$629,421
Net realized gain (loss)	8	391
Net increase in net assets resulting from operations	10,495	629,812
Distributions to shareholders	(10,473)	(629,418)
Share transactions
Proceeds from sales of shares	491,865,943	912,482,652
Reinvestment of distributions	8,717	527,141
Cost of shares redeemed	(497,823,450)	(858,159,881)
Net increase (decrease) in net assets and shares resulting from share transactions	(5,948,790)	54,849,912
Total increase (decrease) in net assets	(5,948,768)	54,850,306
Net Assets
Beginning of period	210,564,687	155,714,381
End of period	$204,615,919	$210,564,687
Other Information
Shares
Sold	491,865,943	912,482,652
Issued in reinvestment of distributions	8,717	527,141
Redeemed	(497,823,450)	(858,159,881)
Net increase (decrease)	(5,948,790)	54,849,912

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Government Cash Reserves

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–	.004	.019	.014	.005	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	–	.004	.019	.014	.005	.001
Distributions from net investment income	–	(.004)	(.019)	(.014)	(.005)	(.001)
Total distributions	–	(.004)	(.019)	(.014)	(.005)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	-%	.39%	1.95%	1.43%	.50%	.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.33%F	.34%	.38%	.38%	.37%	.37%
Expenses net of fee waivers, if any	.09%F	.26%	.37%	.38%	.37%	.35%
Expenses net of all reductions	.09%F	.26%	.37%	.38%	.37%	.35%
Net investment income (loss)	.01%F	.33%	1.93%	1.42%	.50%	.08%
Supplemental Data
Net assets, end of period (in millions)	$204,616	$210,565	$155,714	$137,789	$133,855	$138,117

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Cash Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Government Cash Reserves	$3,093

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$203,252,387

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is comprised of an income-based fee and an asset-based fee, and is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $54,673 or an annualized rate of .05% of the Fund's average net assets. For the reporting period, the Fund's total annualized management fee rate was .15% of the Fund's average net assets.

During the period, the investment advisor or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

During the period, the investment advisor or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Government Cash Reserves	–(a)

 (a) Amount represents less than .005%.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

	Purchases ($)	Sales ($)
Fidelity Government Cash Reserves	68,400	–

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $252,306.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $212.

5. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 to May 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period-B December 1, 2020 to May 31, 2021
Fidelity Government Cash Reserves	.09%
Actual		$1,000.00	$1,000.00	$.45**
Hypothetical-C		$1,000.00	$1,024.48	$.45**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .33% and the expenses paid in the actual and hypothetical examples above would have been $1.64 and $1.66, respectively.

CAS-SANN-0721
1.704549.123

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Phillips Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 22, 2021